Deferred tax	12 Months Ended
Dec. 31, 2020
Deferred Tax Assets And Liabilities [Abstract]
Deferred tax
23.	Deferred tax

The following are the major deferred tax liabilities and assets in respect of trading losses recognized by the Group and Company:

	December 31,
	2020	2019	2018
	£000s	£000s	£000s
Deferred tax liability in respect of intangible assets	25	24	13
Deferred tax assets	(25)	(24)	(13)
Total deferred tax position	-	-	-

The company has recognized deferred tax assets of £25k to offset its deferred tax liability resulting from acquired intangible assets.

Due to the uncertainty of future profits, a deferred tax asset in respect of trading losses was not recognized at December 31, 2020 (2019: nil; 2018: £nil).

The Group has the following unrecognized deferred tax assets as at December 31, 2020:

	December 31,
	2020	2019	2018
	£000s	£000s	£000s
Trading losses	31,426	20,214	24,398
Share based payments	3,443	2,024	167
Capital losses	1,496	2,874	1,302
Total unrecognized deferred tax asset	36,365	25,112	25,867

Deferred tax assets are recognized where it is probable that future taxable profit will be available to utilise losses. Due to the uncertainty of future capital gains, a deferred tax asset in respect of capital losses was not recognized at December 31, 2020 (2019: nil; 2018: £nil).